Provisions - Summary of Provisions (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Jan. 31, 2018	Feb. 01, 2017
Disclosure of Provisions [line items]
Current	$ 408.6	$ 378.8	$ 344.3
Non-current	111.6	86.3	88.1
Total provisions	520.2	465.1	432.4
Product related provisions [member]
Disclosure of Provisions [line items]
Total provisions	462.1	373.9	341.3
Restructuring provision [member]
Disclosure of Provisions [line items]
Total provisions	0.6	2.1	0.2
Other Provision [member]
Disclosure of Provisions [line items]
Total provisions	$ 57.5	$ 89.1	$ 90.9